2. Loans: Troubled Debt Restructurings on Financing Receivables (Details) (USD $)	Dec. 31, 2014
Year 2012
Financing Receivable, Modifications, Number of Contracts	3,992
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 12,780,612
Financing Receivable, Modifications, Post-Modification Recorded Investment	11,754,301
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	618
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,240,681
Year 2012 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	3,745
Financing Receivable, Modifications, Pre-Modification Recorded Investment	11,810,926
Financing Receivable, Modifications, Post-Modification Recorded Investment	10,827,585
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	587
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,163,067
Year 2012 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	57
Financing Receivable, Modifications, Pre-Modification Recorded Investment	519,530
Financing Receivable, Modifications, Post-Modification Recorded Investment	505,474
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	4
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	23,040
Year 2012 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	190
Financing Receivable, Modifications, Pre-Modification Recorded Investment	450,156
Financing Receivable, Modifications, Post-Modification Recorded Investment	421,242
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	27
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	54,574
Year 2011
Financing Receivable, Modifications, Number of Contracts	4,208
Financing Receivable, Modifications, Pre-Modification Recorded Investment	12,473,080
Financing Receivable, Modifications, Post-Modification Recorded Investment	11,476,130
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	645
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,229,618
Year 2011 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	3,976
Financing Receivable, Modifications, Pre-Modification Recorded Investment	11,691,878
Financing Receivable, Modifications, Post-Modification Recorded Investment	10,726,908
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	617
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,200,288
Year 2011 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	54
Financing Receivable, Modifications, Pre-Modification Recorded Investment	426,551
Financing Receivable, Modifications, Post-Modification Recorded Investment	421,596
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	3
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	7,044
Year 2011 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	178
Financing Receivable, Modifications, Pre-Modification Recorded Investment	354,651
Financing Receivable, Modifications, Post-Modification Recorded Investment	327,626
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	25
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 22,286